Trinity Acquisition (Tables)	6 Months Ended
Jun. 30, 2026
Trinity Acquisition [Abstract]
Schedule of Activity Under the Future Receivable Obligation	The activity under the future receivable obligation for the three months ended June 30, 2026 was as follows:

April 1, 2026	$16,113,228
Payments made	(16,052,804)
Interest amortized	3,590,302
June 30, 2026	$3,650,726

Schedule of Purchase Consideration is as Follows, Based on Sales	The purchase consideration is summarized below:
Cash	$1,000,000
Note payable	3,000,000
Common stock (4,200,000 shares x $2.00)	8,400,000
Total estimated purchase price	$12,400,000

Schedule of Sets Forth the Preliminary Allocation of the Purchase Price

The following table sets forth the preliminary allocation of the purchase price. Contract assets and contract liabilities have been recognized and measured in accordance with ASC 606, Revenue from Contracts with Customers, consistent with ASU 2021-08, and other identifiable assets and liabilities have been measured at their estimated acquisition-date amounts. The allocation is preliminary and subject to change during the measurement period as the Company completes its valuations.

Assets acquired:
Cash and cash equivalents	$13,439,400
Contract receivables	101,954,686
Retention receivables	34,503,368
Contract assets (costs and estimated earnings in excess of billings on uncompleted contracts)	3,528,138
Due from affiliate	35,328,981
Reserve for amounts due from affiliate	(29,917,458)
Due from affiliate, net	5,411,523
Prepaid expenses and other current assets	195,287
Property and equipment, net	354,813
Operating lease right-of-use assets	851,701
Deferred tax asset	75,845
Deposit	10,000
Customer-related and contract-based intangible assets	-
Total identifiable assets acquired	$160,324,761

Liabilities assumed:
Accounts payable	$103,896,473
Retention payable	33,806,194
Accrued salaries and other current liabilities	726,681
Accrued liabilities – related parties	6,314,423
Contract liabilities	17,203,905
Obligation under future receivables financing, net	16,113,228
Current portion of operating lease liabilities	267,691
Current portion of long-term debt	28,169
Operating lease liabilities, net of current portion	584,010
Long-term debt, net of current portion	98,180
Total liabilities assumed	$179,038,954

Net identifiable liabilities assumed	$18,714,193
Total purchase price	12,400,000
Goodwill	$31,114,193

Schedule of Pro Forma Summary Tables

Pro forma Summary Tables

	FOR THE SIX MONTHS ENDED JUNE 30, 2026
	KiNRG	TRINITY	Adjustments	Notes	Combined
Revenues	$-	$589,185,442			$589,185,442

Net income (loss) from continuing operations	$1,544,537	$26,479,722	(6,979,579)	(1)	$21,044,680

	FOR THE SIX MONTHS ENDED JUNE 30, 2025
	KiNRG	TRINITY	Adjustments	Notes	Combined
Revenues	$-	$82,846,589			$82,846,589

Net income (loss) from continuing operations	$(472,473)	$1,110,901	(202,377)	(2)	$436,051

(1)	Remove acquisition-related costs of $68,130 and interest income of $7,047,709 related to amounts due from affiliate fully reserved in consolidation.
(2)	Remove interest income of $202,377 related to amounts due from affiliate fully reserved in consolidation.